Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000211437 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000211437 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000225265 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225265 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	83.10%